Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31,
	2018	2017
Series A Notes	$112,060	$181,713
Less – Current maturities	(59,737)	(67,497)
Carrying amount adjustments on Series A Notes (*)	3,842	10,420
Premium on Series A Notes, net	138	229
	$56,303	$124,865

(*)
As a result of fair value hedge accounting, described below and in Notes 2Y and 2AA, the carrying amount of the Series A Notes is adjusted for changes in the interest rates.
Schedule Of Future Principal Payments For The Series A Notes	Future principal payments for the Series A Notes, including the effect of the cross-currency interest rate swap transactions, are as follows:

		December 31, 2018
2019	current maturities	$55,533
2020		55,533